Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 3,080	$ 3,303	$ 6,532	$ 6,731
Other revenues	[1],[2]	86	(244)	517	(559)
Total operating revenue		3,166	3,059	7,049	6,172
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,124	1,117	2,410	2,404
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,147	1,089	2,217	1,987
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		211	220	431	417
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		232	297	476	569
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		36	68	80	115
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		125	236	382	603
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		43	52	179	215
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		28	40	81	105
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		16	43	39	77
Regulated Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		5	14	9	24
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		65	84	143	140
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	48	43	85	75
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2,189	2,239	4,535	4,435
Other revenues	[1],[2]	62	(64)	100	(93)
Total operating revenue		2,251	2,175	4,635	4,342
Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		832	816	1,842	1,831
Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		917	874	1,783	1,591
Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		99	110	215	213
Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		213	281	442	539
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		22	31	51	63
Virginia Electric and Power Company | Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		22	31	33	45
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		62	80	136	131
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	$ 22	$ 16	$ 33	$ 22

[1]	Includes alternative revenue of $50 million and $19 million for the three months ended June 30, 2023 and 2022, respectively, and $77 million and $27 million for the six months ended June 30, 2023 and 2022, respectively, at both Dominion Energy and Virginia Power.
[2]	See Note 19 for amounts attributable to affiliates.
[3]	Sales of renewable energy credits were $24 million and $7 million for the three months ended June 30, 2023 and 2022, respectively, and $29 million and $11 million for the six months ended June 30, 2023 and 2022, respectively, at Dominion Energy and $19 million and less than $1 million for the three months ended June 30, 2023 and 2022, respectively, and $22 million and less than $1 million for the six months ended June 30, 2023 and 2022, respectively, at Virginia Power.